24 Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Profit for the year	R$ 973,318	R$ 3,367,517	R$ 2,835,068
Legal reserve	48,666	168,376	141,755
Minimum mandatory dividends	231,163	799,785	673,328
Additional proposed dividends	40,806	141,203	118,859
Investment reserve recorded	R$ 652,683	R$ 1,901,126	R$ 2,258,153